Financial Instruments and Risk Management - Financial Derivative Contracts (Details)	Dec. 31, 2020 usdPerBbl cadPerGigajoules bblPerDay gigajoulesPerDay $ / MMBTU mmbtuPerDay
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	10.00
Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	35.00
Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	45.00
Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	55.00
Oil Basis Swap Jan 2021 to June 2021
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Basis Swap Jan 2021 to June 2021 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	13.75
Oil Basis Swap Jan 2021 to December 2021
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	7,000
Oil Basis Swap Jan 2021 to December 2021 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	13.68
Oil Basis Swap Apr 2021 to December 2021
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,000
Oil Basis Swap Apr 2021 to December 2021 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	11.50
Oil Basis Swap Jan 2022 to December 2022 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	6,000
Oil Basis Swap Jan 2022 to December 2022 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	12.76
Oil Basis Swap Jan 2021 to Dec 2021 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	6,000
Oil Basis Swap Jan 2021 to Dec 2021 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	5.17
Oil Basis Swap March 2021 to December 2021
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,500
Oil Basis Swap March 2021 to December 2021 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	4.50
Oil Fixed Cell Jan 2021 to December 2021
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	4,000
Oil Fixed Cell Jan 2021 to December 2021 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	45.00
Oil Three Way Option Jan 2021 to Dec 2021
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	500
Oil Three Way Option Jan 2021 to Dec 2021 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	35.00
Oil Three Way Option Jan 2021 to Dec 2021 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	45.00
Oil Three Way Option Jan 2021 to Dec 2021 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	49.03
Oil Three Way Option Jan 2021 to Dec 2021 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,500
Oil Three Way Option Jan 2021 to Dec 2021 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	35.00
Oil Three Way Option Jan 2021 to Dec 2021 - 1 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	45.00
Oil Three Way Option Jan 2021 to Dec 2021 - 1 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	49.10
Oil Three Way Option Jan 2021 to Dec 2021 - 2
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	3,500
Oil Three Way Option Jan 2021 to Dec 2021 - 2 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	35.00
Oil Three Way Option Jan 2021 to Dec 2021 - 2 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	45.00
Oil Three Way Option Jan 2021 to Dec 2021 - 2 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	49.50
Oil Three Way Option Jan 2021 to Dec 2021 - 3
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	10,000
Oil Three Way Option Jan 2021 to Dec 2021 - 3 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	35.00
Oil Three Way Option Jan 2021 to Dec 2021 - 3 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	45.00
Oil Three Way Option Jan 2021 to Dec 2021 - 3 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	55.00
Oil Three Way Option Jan 2021 to Dec 2021 - 4
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	2,000
Oil Three Way Option Jan 2021 to Dec 2021 - 4 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	37.00
Oil Three Way Option Jan 2021 to Dec 2021 - 4 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	42.50
Oil Three Way Option Jan 2021 to Dec 2021 - 4 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	48.00
Oil Three Way Option Jan 2022 to Dec 2022
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	1,500
Oil Three Way Option Jan 2022 to Dec 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	40.00
Oil Three Way Option Jan 2022 to Dec 2022 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	50.00
Oil Three Way Option Jan 2022 to Dec 2022 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	58.10
Oil Swaption Jan 2022 to Dec 2022
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Oil Swaption Jan 2022 to Dec 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	53.00
Oil Swaption Jan 2022 to Dec 2022 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | bblPerDay	5,000
Oil Swaption Jan 2022 to Dec 2022 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit	54.00
Natural Gas Fixed - Sell Jan 2021 To Jun 2021
Disclosure of detailed information about financial instruments [line items]
Volume | gigajoulesPerDay	3,000
Natural Gas Fixed - Sell Jan 2021 To Jun 2021 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | cadPerGigajoules	2.71
Natural Gas Fixed - Sell Jan 2021 To Dec 2021
Disclosure of detailed information about financial instruments [line items]
Volume | gigajoulesPerDay	16,000
Natural Gas Fixed - Sell Jan 2021 To Dec 2021 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | cadPerGigajoules	2.36
Natural Gas Three Way Option Jan 2021 to Dec 2021
Disclosure of detailed information about financial instruments [line items]
Volume | gigajoulesPerDay	2,500
Natural Gas Three Way Option Jan 2021 to Dec 2021 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | cadPerGigajoules	2.40
Natural Gas Fixed - Sell Jan 2021 To Dec 2021 - 1
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	12,000
Natural Gas Fixed - Sell Jan 2021 To Dec 2021 - 1 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	2.70
Natural Gas Three Way Option Jan 2022 to Dec 2022
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	2,500
Natural Gas Three Way Option Jan 2022 to Dec 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	2.25
Natural Gas Three Way Option Jan 2022 to Dec 2022 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	2.75
Natural Gas Three Way Option Jan 2022 to Dec 2022 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	3.06
Natural Gas Three Way Option Jan 2022 to Dec 2022
Disclosure of detailed information about financial instruments [line items]
Volume | mmbtuPerDay	2,500
Natural Gas Three Way Option Jan 2022 to Dec 2022 | Price One
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	2.65
Natural Gas Three Way Option Jan 2022 to Dec 2022 | Price Two
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	2.90
Natural Gas Three Way Option Jan 2022 to Dec 2022 | Price Three
Disclosure of detailed information about financial instruments [line items]
Derivative price/unit | $ / MMBTU	3.40